Operating Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Leases [Abstract]
OPERATING LEASES

NOTE 8 — OPERATING LEASES

The Company evaluates each arrangement involving the use of property plant or equipment at inception to determine if it contains a lease under ASC 840.

Office Leases

GCES entered into a facility lease for its headquarters with two of its minority owners in 2013, prior to the Company’s acquisition of GCES in 2020. The GCES facilities are now owned by two noncontrolling interest owners of GCES, thereby causing this lease to be a related party agreement. During the six months ended June 30, 2021, the Company paid $105,000 under this lease which expires in May 2022. The Company has also entered into warehouse and office leases with third parties ranging from one to three years.

For the six months ended June 30, 2021 and 2020, the Company recognized rent expense of $406,241 and $173,376, respectively.

Future minimum lease payments under the above non-cancellable leases are as follows:

Year Ending June 30,
2022	$859,596
2023	311,446
2024	20,713
2025	—
2026	—
Thereafter	—

Total	$1,191,755

NOTE 9 — OPERATING LEASES

The Company evaluates each arrangement involving the use of property plant or equipment at inception to determine if it contains a lease under ASC 840.

Office Leases

During 2013, GCES entered into a facility lease for their company headquarters with two of their minority owners. During 2020, the Company paid $210,000 to the minority owners under this lease. The lease expires in May 2022 and requires payments of $17,500 per month. Lease expense under this arrangement was $210,000 during 2020. The GCES facilities are also owned by two minority owners of GCES, thereby causing this lease to be a related party transaction.

The Company entered into a warehouse lease in Dunmore, PA during 2020 for a 1-year term for $8,500 per month. During 2020, the Company paid $34,000 under this lease. The lease expires in September 2021 and requires a monthly payment of $8,500.

The Company also entered into an office in Philadelphia, PA during 2021 for a 3-year term for approximately $6,600 per month. Although no amounts were included in the current year lease expense, these amounts have been reflected in the minimum lease commitments schedule below.

In March 2021, the Company has entered an office lease in Canonsburg, PA for a 1-year term for $8,100 per month. Although no amounts were included in the current year lease expense, these amounts have been reflected in the minimum lease commitments schedule below.

Lease expense under these two arrangements was $378,974, $30,000 and $0 during the years ended December 31, 2020, 2019, and 2018, respectively.

Future minimum lease payments under the above two non-cancellable capital leases as of December 31, 2020 are as follows:

Year Ending December 31,
2021	$434,584
2022	193,027
2023	82,851
2024	—
2025	—
Thereafter	—
Total	$710,462